Convertible note (Tables)	12 Months Ended
Dec. 31, 2022
Convertible note 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Summary of movement of the debt

RMB’000

For the year ended 31 December 2021
At 1 January 2021	34,190
Unrealised exchange difference	(371)
Change in fair value	4,240

At 31 December 2021	38,059

Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	4,240

For the year ended 31 December 2022
At 1 January 2022	38,059
Unrealised exchange difference	—
Change in fair value	26,506

At 31 December 2022	64,565

Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	26,506